Acquisitions and Disposals - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended				1 Months Ended			0 Months Ended		12 Months Ended		0 Months Ended			1 Months Ended	12 Months Ended		0 Months Ended			0 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Jan. 31, 2015 Subsequent Events [Member] USD ($)	Jan. 31, 2015 Subsequent Events [Member] CNY	Mar. 27, 2015 Subsequent Events [Member]	Dec. 18, 2014 CAH and WHT [Member] USD ($)	Dec. 18, 2014 CAH and WHT [Member] CNY	Dec. 31, 2012 Medical Insurance Coverage [Member]	Dec. 31, 2012 Radiotherapy Permits [Member]	Dec. 03, 2014 CAH [Member] USD ($)	Dec. 03, 2014 CAH [Member] CNY	Jun. 21, 2012 CAH [Member] CNY	Mar. 31, 2013 CAH [Member] CNY	Dec. 31, 2014 CAH [Member] CNY	Jun. 21, 2012 CAH [Member] CNY	Dec. 31, 2012 CAH [Member] Medical Insurance Coverage [Member] CNY	Dec. 31, 2012 CAH [Member] Radiotherapy Permits [Member] CNY	Dec. 03, 2014 Datang Healthcare Corporation Limited ("Datang") [Member]	Dec. 03, 2014 Xi'AnWanjiehuaxiang Medical Technology Development Co., Ltd. ("CCICC") [Member] USD ($)	Dec. 03, 2014 Xi'AnWanjiehuaxiang Medical Technology Development Co., Ltd. ("CCICC") [Member] CNY
Business Acquisition [Line Items]
Equity interest in equity method investment	100.00%	100.00%					100.00%										52.00%			52.00%
Cash consideration														248,784
Contingent consideration based on achievement																	128,573
Fair value of contingent consideration																	1,248
Acquired finite-lived intangible assets																		30,000	10,000
Weighted average useful life of acquired intangible assets										10 years	7 years
Uncertain tax position, impact on taxes	329	2,044	9,822	30,922											43,644	61,706
Unrecognized tax position, loss incurred in previous years															174,576
Income tax uncertainties, local tax bureau approved claim amount			0
Income tax uncertainties local tax bureau pending approval amount			0
Business combination indemnification assets decreased amount			59,518
Put Option expiry date	39 months	39 months
Goodwill impairment	47,204	292,885														0
Total consideration of equity interest sold	51,167	317,470			12,967	80,453						40,020	248,311								24,114	149,612
Date of completion of disposal	Dec. 18, 2014	Dec. 18, 2014
Recognized a gain on the disposal								$ 6,203	38,487